Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)	3,072	$2,746
National CineMedia Inc.	1,687	3,349

		6,095

Commercial Services — 1.3%
Graham Holdings Co., Class B	84	31,948
John Wiley & Sons Inc., Class A	356	11,022
Nielsen Holdings PLC	5,333	72,049
Viad Corp.	112	2,240

		117,259

Entertainment — 4.0%
AMC Entertainment Holdings Inc., Class A	770	1,817
Caesars Entertainment Inc.(a)	370	16,583
Churchill Downs Inc.	301	44,894
Cinemark Holdings Inc.	2,177	17,830
IMAX Corp.(a)	1,344	15,496
Lions Gate Entertainment Corp., Class A(a)	2,821	18,901
Lions Gate Entertainment Corp., Class B, NVS(a)	5,317	33,338
Live Nation Entertainment Inc.(a)	1,898	92,622
Madison Square Garden Sports Corp.(a)	336	47,591
Penn National Gaming Inc.(a)	224	12,091
Reading International Inc., Class A, NVS(a)(b)	315	737
Scientific Games Corp./DE, Class A(a)	567	18,076
SeaWorld Entertainment Inc.(a)	833	18,343
Six Flags Entertainment Corp.	1,309	28,301

		366,620

Home Furnishings — 0.8%
Dolby Laboratories Inc., Class A	987	74,104

Internet — 18.2%
Alphabet Inc., Class A(a)	57	92,118
Alphabet Inc., Class C, NVS(a)	58	94,019
IAC/InterActiveCorp.(a)	993	119,875
Match Group Inc.(a)	2,143	250,260
Netflix Inc.(a)	837	398,194
Roku Inc.(a)	2,062	417,349
Twitter Inc.(a)	7,281	301,142

		1,672,957

Leisure Time — 0.0%
Carnival Corp.	330	4,524
Liberty TripAdvisor Holdings Inc., Class A(a)	610	1,086

		5,610

Lodging — 0.2%
Las Vegas Sands Corp.	343	16,485
Marcus Corp. (The)	210	1,539

		18,024

Media — 56.1%
Altice USA Inc., Class A(a)	7,401	199,457
AMC Networks Inc., Class A(a)(b)	1,512	32,130
Cable One Inc.	114	197,432
Charter Communications Inc., Class A(a)	796	480,641
Comcast Corp., Class A	11,178	472,159
Discovery Inc., Class A(a)	5,669	114,741
Discovery Inc., Class C, NVS(a)	12,597	230,777
DISH Network Corp., Class A(a)	6,264	159,669
Entercom Communications Corp., Class A	4,634	6,951
Entravision Communications Corp., Class A	1,062	1,943
EW Scripps Co. (The), Class A, NVS	2,886	26,205

Security	Shares	Value

Media (continued)
Fox Corp., Class A, NVS	11,887	$315,243
Fox Corp., Class B(a)	7,812	204,206
Gannett Co. Inc.	1,518	1,746
Gray Television Inc.(a)	4,016	50,923
Hemisphere Media Group Inc.(a)	721	5,638
Iheartmedia Inc., Class A(a)(b)	813	6,683
Liberty Broadband Corp., Class A(a)	536	75,335
Liberty Broadband Corp., Class C, NVS(a)	2,799	396,646
Liberty Global PLC, Class A(a)	2,177	41,319
Liberty Global PLC, Class C, NVS(a)	6,608	123,305
Liberty Latin America Ltd., Class A(a)	271	2,656
Liberty Latin America Ltd., Class C, NVS(a)	1,279	12,432
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	504	17,423
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	578	19,999
Madison Square Garden Entertainment Corp.(a)	100	6,500
Meredith Corp.	1,330	14,630
MSG Networks Inc., Class A(a)	1,841	16,459
New York Times Co. (The), Class A	3,696	146,583
News Corp., Class A, NVS	9,687	127,190
News Corp., Class B	3,024	39,373
Nexstar Media Group Inc., Class A	2,132	175,677
Saga Communications Inc., Class A	189	3,217
Scholastic Corp., NVS	378	7,469
Sinclair Broadcast Group Inc., Class A	2,540	47,193
Sirius XM Holdings Inc.(b)	26,405	151,301
TEGNA Inc.	10,295	123,849
ViacomCBS Inc., Class A	230	6,868
ViacomCBS Inc., Class B, NVS	20,011	571,714
Walt Disney Co. (The)	3,765	456,506
World Wrestling Entertainment Inc., Class A	1,906	69,302

		5,159,490

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	805	49,878
Ryman Hospitality Properties Inc.	562	22,395

		72,273

Retail — 0.7%
Qurate Retail Inc. Series A	9,461	64,051

Software — 12.2%
Activision Blizzard Inc.	5,054	382,739
Daily Journal Corp.(a)	14	3,797
Electronic Arts Inc.(a)	3,108	372,432
Glu Mobile Inc.(a)	1,407	10,074
Take-Two Interactive Software Inc.(a)	1,667	258,252
Xperi Holding Corp.	1,041	12,908
Zynga Inc., Class A(a)	8,731	78,492

		1,118,694

Telecommunications — 1.2%
AT&T Inc.	1,378	37,233
GCI Liberty Inc., Class A(a)	630	51,175
Harmonic Inc.(a)	812	4,823
Shenandoah Telecommunications Co.	527	22,988

		116,219

Toys, Games & Hobbies — 3.0%
Hasbro Inc.	2,868	237,241

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	3,200	$44,064

		281,305

Total Common Stocks — 98.6% (Cost: $9,021,770)		9,072,701

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	129,477	129,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	118,000	118,000

		247,568

Total Short-Term Investments — 2.7% (Cost: $247,567)		247,568

Total Investments in Securities — 101.3% (Cost: $9,269,337)		9,320,269

Other Assets, Less Liabilities — (1.3)%		(124,036)

Net Assets — 100.0%		$9,196,233

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$507,804	$—		$(378,063	)(a)	$(209)	$36	$129,568	129,477	$792	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	40,000	(a)	—		—	—	118,000	118,000	28		—

						$(209)	$36	$247,568		$820		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,072,701	$—	$—	$9,072,701
Money Market Funds	247,568	—	—	247,568

	$9,320,269	$—	$—	$9,320,269

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Media and Entertainment ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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